Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase (decrease) in net assets per the financial statements	$ 229,582
Change in accrued contributions receivable - employer	(4,556)
Change in accrued administrative expenses	98
Net increase (decrease) in net assets per Form 5500	$ 225,124